UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809102.109

ARE-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Health Care Facilities - 2.3%
Brookdale Senior Living, Inc. (a)	275,573	$ 6,464,943
Emeritus Corp. (a)	372,065	8,352,859
TOTAL HEALTH CARE FACILITIES		14,817,802
REAL ESTATE INVESTMENT TRUSTS - 94.1%
REITs - Apartments - 17.5%
American Campus Communities, Inc.	21,700	983,227
Apartment Investment & Management Co. Class A	258,366	6,895,789
AvalonBay Communities, Inc.	68,882	9,337,644
Camden Property Trust (SBI)	346,384	22,733,182
Education Realty Trust, Inc.	1,402,812	14,771,610
Equity Residential (SBI)	268,912	15,438,238
Essex Property Trust, Inc.	179,722	26,958,300
Home Properties, Inc.	240,670	14,630,329
TOTAL REITS - APARTMENTS		111,748,319
REITs - Factory Outlets - 0.4%
Tanger Factory Outlet Centers, Inc.	85,200	2,681,244
REITs - Health Care Facilities - 12.4%
HCP, Inc.	545,595	24,169,859
Health Care REIT, Inc.	87,435	5,196,262
Ventas, Inc.	786,169	49,740,913
TOTAL REITS - HEALTH CARE FACILITIES		79,107,034
REITs - Hotels - 4.8%
Chesapeake Lodging Trust	524,598	9,888,672
Host Hotels & Resorts, Inc.	664,234	9,604,824
Sunstone Hotel Investors, Inc. (a)	1,091,291	10,781,955
TOTAL REITS - HOTELS		30,275,451
REITs - Industrial Buildings - 14.9%
DCT Industrial Trust, Inc.	860,500	5,550,225
First Potomac Realty Trust	196,400	2,339,124
Prologis, Inc.	1,148,757	39,390,878
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	316,421	$ 43,865,443
Stag Industrial, Inc.	213,200	3,692,624
TOTAL REITS - INDUSTRIAL BUILDINGS		94,838,294
REITs - Malls - 17.7%
CBL & Associates Properties, Inc.	977,211	21,860,210
General Growth Properties, Inc.	594,000	11,678,040
Simon Property Group, Inc.	521,500	79,377,513
TOTAL REITS - MALLS		112,915,763
REITs - Management/Investment - 1.4%
Digital Realty Trust, Inc.	72,804	4,472,350
Lexington Corporate Properties Trust	155,100	1,471,899
Retail Properties America, Inc.	222,700	2,725,848
TOTAL REITS - MANAGEMENT/INVESTMENT		8,670,097
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	110,300	4,630,394
REITs - Office Buildings - 14.7%
Boston Properties, Inc.	282,449	30,024,329
Cousins Properties, Inc.	158,400	1,332,144
Douglas Emmett, Inc.	668,100	15,666,945
Highwoods Properties, Inc. (SBI)	467,225	15,068,006
SL Green Realty Corp.	356,365	26,834,285
Sovran Self Storage, Inc.	87,200	5,040,160
TOTAL REITS - OFFICE BUILDINGS		93,965,869
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	361,300	9,278,184
Cedar Shopping Centers, Inc.	635,372	3,361,118
Equity One, Inc.	886,863	18,535,437
Excel Trust, Inc.	83,725	1,029,818
Glimcher Realty Trust	782,566	8,349,979
Kimco Realty Corp.	434,500	8,481,440
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	617,131	$ 3,375,707
Vornado Realty Trust	107,988	8,661,717
TOTAL REITS - SHOPPING CENTERS		61,073,400
TOTAL REAL ESTATE INVESTMENT TRUSTS		599,905,865
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)	372,867	5,984,515
Real Estate Services - 0.6%
CBRE Group, Inc. (a)	192,277	3,464,832
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,449,347
TOTAL COMMON STOCKS (Cost $513,817,323)		624,173,014
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.19% (b) (Cost $20,269,129)	20,269,129	20,269,129
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $534,086,452)		644,442,143
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,778,314)
NET ASSETS - 100%		$ 637,663,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,273
Fidelity Securities Lending Cash Central Fund	3,309
Total	$ 12,582
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $540,370,353. Net unrealized appreciation aggregated $104,071,790, of which $116,333,620 related to appreciated investment securities and $12,261,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809101.109

ANR-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 0.9%
Specialty Chemicals - 0.9%
LyondellBasell Industries NV Class A	111,810	$ 5,969,536
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	12,923	287,795
ENERGY EQUIPMENT & SERVICES - 22.0%
Oil & Gas Drilling - 6.9%
Discovery Offshore S.A. (a)(e)	748,490	1,503,203
Ensco PLC Class A	186,651	10,792,161
Noble Corp.	560,064	21,136,815
Northern Offshore Ltd.	335,687	606,454
Ocean Rig UDW, Inc. (United States) (a)	163,500	2,594,745
Rowan Companies PLC (a)	193,966	6,150,662
Tuscany International Drilling, Inc. (a)	1,080,000	335,219
Vantage Drilling Co. (a)	945,900	1,740,456
		44,859,715
Oil & Gas Equipment & Services - 15.1%
Anton Oilfield Services Group	438,000	132,247
Cameron International Corp. (a)	99,615	5,044,504
Compagnie Generale de Geophysique SA (a)	121,878	3,967,724
Core Laboratories NV	11,500	1,192,090
FMC Technologies, Inc. (a)	110,300	4,511,270
Fugro NV (Certificaten Van Aandelen) unit	180,045	12,172,335
Gulfmark Offshore, Inc. Class A (a)	139,827	4,519,209
Halliburton Co.	192,215	6,206,622
McDermott International, Inc. (a)	167,806	1,797,202
National Oilwell Varco, Inc.	402,707	29,679,506
Oil States International, Inc. (a)	81,850	5,983,235
Schlumberger Ltd.	264,893	18,418,010
Superior Energy Services, Inc. (a)	54,884	1,115,792
Total Energy Services, Inc.	53,200	806,989
Weatherford International Ltd. (a)	162,990	1,841,787
		97,388,522
TOTAL ENERGY EQUIPMENT & SERVICES		142,248,237
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	66,553	1
OIL, GAS & CONSUMABLE FUELS - 76.4%
Coal & Consumable Fuels - 1.5%
Cloud Peak Energy, Inc. (a)	85,800	1,810,380
Peabody Energy Corp.	273,326	7,625,795
		9,436,175
Integrated Oil & Gas - 39.3%
Chevron Corp.	556,969	61,383,553
ENI SpA sponsored ADR (d)	76,100	3,492,229

	Shares	Value
Exxon Mobil Corp.	809,328	$ 73,786,431
Hess Corp.	444,261	23,217,080
InterOil Corp. (a)(d)	58,100	3,746,288
Murphy Oil Corp.	221,977	13,318,620
Occidental Petroleum Corp.	497,677	39,296,576
Royal Dutch Shell PLC Class A sponsored ADR	287,597	19,694,643
Suncor Energy, Inc.	496,660	16,668,879
		254,604,299
Oil & Gas Exploration & Production - 26.6%
Anadarko Petroleum Corp.	193,741	13,331,318
Apache Corp.	13,158	1,088,825
Bill Barrett Corp. (a)	27,500	630,025
BPZ Energy, Inc. (a)	263,764	759,640
C&C Energia Ltd. (a)	122,600	714,425
Cabot Oil & Gas Corp.	373,343	17,539,654
Canadian Natural Resources Ltd.	156,555	4,718,203
Cobalt International Energy, Inc. (a)	140,000	2,913,400
Comstock Resources, Inc. (a)	313,806	5,372,359
Concho Resources, Inc. (a)	145,503	12,530,718
Energen Corp.	58,088	2,709,805
EOG Resources, Inc.	103,779	12,089,216
EQT Corp.	421,800	25,573,734
EV Energy Partners LP	67,100	4,377,604
Gran Tierra Energy, Inc. (Canada) (a)	398,872	2,008,837
Gulfport Energy Corp. (a)	30,725	1,019,456
Halcon Resources Corp. (f)	300,000	1,941,000
Harvest Natural Resources, Inc. (a)(d)	130,481	1,139,099
Kodiak Oil & Gas Corp. (a)	151,332	1,398,308
Marathon Oil Corp.	261,004	7,845,780
Midstates Petroleum Co., Inc.	200,100	1,234,617
Noble Energy, Inc.	143,054	13,591,561
Northern Oil & Gas, Inc. (a)(d)	201,393	3,053,118
Painted Pony Petroleum Ltd. (a)(e)	5,000	54,068
Pioneer Natural Resources Co.	158,951	16,793,173
Plains Exploration & Production Co. (a)	67,200	2,396,352
QEP Resources, Inc.	22,700	658,300
Range Resources Corp.	19,800	1,294,128
Rosetta Resources, Inc. (a)	173,681	7,996,273
SM Energy Co.	89,484	4,824,977
TAG Oil Ltd. (a)	77,800	545,282
TAG Oil Ltd. (e)	11,400	79,900
		172,223,155
Oil & Gas Refining & Marketing - 6.0%
Calumet Specialty Products Partners LP	117,135	3,715,522
Marathon Petroleum Corp.	185,287	10,177,815
Northern Tier Energy LP Class A	110,765	2,403,601
Phillips 66	123,700	5,833,692
Tesoro Corp.	293,875	11,082,026
Valero Energy Corp.	204,145	5,940,620
		39,153,276
Oil & Gas Storage & Transport - 3.0%
Atlas Energy LP	32,035	1,105,208
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Atlas Pipeline Partners, LP	106,100	$ 3,753,818
Cheniere Energy, Inc. (a)	73,955	1,189,936
Markwest Energy Partners LP	36,000	1,952,280
Tesoro Logistics LP	102,266	4,519,135
The Williams Companies, Inc.	190,010	6,648,450
		19,168,827
TOTAL OIL, GAS & CONSUMABLE FUELS		494,585,732
TOTAL COMMON STOCKS (Cost $589,910,162)		643,091,301
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.19% (b)	5,603,940	5,603,940
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	7,461,525	7,461,525
TOTAL MONEY MARKET FUNDS (Cost $13,065,465)		13,065,465
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $602,975,627)		656,156,766
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,679,375)
NET ASSETS - 100%		$ 647,477,391
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,637,171 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,941,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 2,700,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,420
Fidelity Securities Lending Cash Central Fund	52,885
Total	$ 55,305
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 643,091,301	$ 639,123,576	$ 3,967,724	$ 1
Money Market Funds	13,065,465	13,065,465	-	-
Total Investments in Securities:	$ 656,156,766	$ 652,189,041	$ 3,967,724	$ 1
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $606,499,741. Net unrealized appreciation aggregated $49,657,025, of which $79,019,019 related to appreciated investment securities and $29,361,994 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809093.109

AFCY-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 16.9%
Aerospace & Defense - 16.9%
Honeywell International, Inc.	231,712	$ 14,190,043
Precision Castparts Corp.	68,646	11,880,563
Teledyne Technologies, Inc. (a)	52,100	3,335,963
Textron, Inc.	397,635	10,024,378
United Technologies Corp.	324,316	25,348,539
		64,779,486
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Johnson Controls, Inc.	84,715	2,181,411
BUILDING PRODUCTS - 1.1%
Building Products - 1.1%
American Woodmark Corp. (a)	5,000	115,000
Owens Corning (a)	126,965	4,264,754
		4,379,754
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Cytec Industries, Inc.	13,620	937,328
COMMERCIAL SERVICES & SUPPLIES - 4.5%
Diversified Support Services - 0.5%
Aggreko PLC	53,400	1,852,746
Environmental & Facility Services - 1.9%
Clean Harbors, Inc. (a)	11,700	682,695
Republic Services, Inc.	189,920	5,384,232
Stericycle, Inc. (a)	10,463	991,474
		7,058,401
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	33,434	1,290,552
Security & Alarm Services - 1.8%
ADT Corp. (a)	101,007	4,192,801
Corrections Corp. of America	81,801	2,752,604
		6,945,405
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,147,104
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
AECOM Technology Corp. (a)	203,168	4,362,017
EMCOR Group, Inc.	126,959	4,083,001
Jacobs Engineering Group, Inc. (a)	136,556	5,269,696
MasTec, Inc. (a)	63,998	1,443,795
Quanta Services, Inc. (a)	105,050	2,723,947
		17,882,456
ELECTRICAL EQUIPMENT - 5.8%
Electrical Components & Equipment - 5.8%
AMETEK, Inc.	163,500	5,812,425
Brady Corp. Class A	33,214	1,021,663
Emerson Electric Co.	128,571	6,226,694

	Shares	Value
Hubbell, Inc. Class B	58,731	$ 4,916,959
Regal-Beloit Corp.	65,417	4,263,880
		22,241,621
INDUSTRIAL CONGLOMERATES - 22.7%
Industrial Conglomerates - 22.7%
3M Co.	125,507	10,994,413
Carlisle Companies, Inc.	51,194	2,843,827
Danaher Corp.	282,525	14,615,018
General Electric Co.	2,791,284	58,784,440
		87,237,698
MACHINERY - 25.8%
Construction & Farm Machinery & Heavy Trucks - 10.8%
Cummins, Inc.	144,454	13,518,005
Deere & Co.	97,076	8,294,173
Manitowoc Co., Inc.	310,564	4,425,537
Oshkosh Truck Corp. (a)	117,474	3,521,871
PACCAR, Inc.	124,125	5,379,578
Toro Co.	61,900	2,613,418
WABCO Holdings, Inc. (a)	17,000	995,690
Wabtec Corp.	33,600	2,751,840
		41,500,112
Industrial Machinery - 15.0%
Actuant Corp. Class A	80,844	2,283,035
Donaldson Co., Inc.	20,100	648,627
Dover Corp.	91,677	5,337,435
Graco, Inc.	82,726	3,975,812
Illinois Tool Works, Inc.	160,629	9,851,377
Ingersoll-Rand PLC	129,147	6,073,783
Pall Corp.	70,661	4,448,817
Parker Hannifin Corp.	88,256	6,942,217
Pentair Ltd.	109,046	4,606,103
Timken Co.	107,483	4,244,504
TriMas Corp. (a)	187,267	4,696,656
Valmont Industries, Inc.	33,822	4,569,352
		57,677,718
TOTAL MACHINERY		99,177,830
PROFESSIONAL SERVICES - 5.9%
Human Resource & Employment Services - 2.4%
Manpower, Inc.	71,992	2,731,376
Towers Watson & Co.	118,871	6,384,561
		9,115,937
Research & Consulting Services - 3.5%
Bureau Veritas SA	35,775	3,799,075
Dun & Bradstreet Corp.	17,981	1,457,180
IHS, Inc. Class A (a)	53,874	4,546,427
Nielsen Holdings B.V. (a)	127,104	3,675,848
		13,478,530
TOTAL PROFESSIONAL SERVICES		22,594,467
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 6.8%
Railroads - 5.5%
CSX Corp.	141,049	$ 2,887,273
Genesee & Wyoming, Inc. Class A (a)	29,799	2,159,534
Union Pacific Corp.	130,552	16,061,813
		21,108,620
Trucking - 1.3%
J.B. Hunt Transport Services, Inc.	74,836	4,392,873
Quality Distribution, Inc. (a)	56,056	482,082
		4,874,955
TOTAL ROAD & RAIL		25,983,575
TRADING COMPANIES & DISTRIBUTORS - 2.9%
Trading Companies & Distributors - 2.9%
W.W. Grainger, Inc.	23,100	4,652,571
Watsco, Inc.	50,671	3,463,363
WESCO International, Inc. (a)	49,384	3,204,034
		11,319,968
TOTAL COMMON STOCKS (Cost $320,966,989)		375,862,698
Convertible Preferred Stocks - 0.1%

AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $405,000)	8,100	440,478
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 1,041,431	1,041,431
8% 12/6/14 (d)	850,700	850,700
8% 12/6/14 (d)	182,200	182,200
TOTAL CONVERTIBLE BONDS (Cost $2,074,331)		2,074,331
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (c) (Cost $219,986)	220,000	219,989
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $7,934,220)	7,934,220	$ 7,934,220
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $331,600,526)		386,531,716
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,755,709)
NET ASSETS - 100%		$ 383,776,007
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini Industrial Select Sector Index Contracts	Dec. 2012	$ 4,357,200	$ (97,380)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,990.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,074,331 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 1,032,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,087
Fidelity Securities Lending Cash Central Fund	138
Total	$ 6,225
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 375,862,698	$ 375,862,698	$ -	$ -
Convertible Preferred Stocks	440,478	440,478	-	-
Convertible Bonds	2,074,331	-	-	2,074,331
U.S. Treasury Obligations	219,989	-	219,989	-
Money Market Funds	7,934,220	7,934,220	-	-
Total Investments in Securities:	$ 386,531,716	$ 384,237,396	$ 219,989	$ 2,074,331
Derivative Instruments:
Liabilities
Futures Contracts	$ (97,380)	$ (97,380)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $334,023,063. Net unrealized appreciation aggregated $52,508,653, of which $56,138,774 related to appreciated investment securities and $3,630,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809094.109

AFFS-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CAPITAL MARKETS - 12.3%
Asset Management & Custody Banks - 8.0%
A.F.P. Provida SA sponsored ADR	20,500	$ 2,184,275
Affiliated Managers Group, Inc. (a)	114	14,421
Ameriprise Financial, Inc.	200	11,674
Apollo Global Management LLC Class A	104,639	1,589,466
Ares Capital Corp.	71,500	1,248,390
Bank of New York Mellon Corp.	456	11,268
BlackRock, Inc. Class A	5	948
Cetip SA - Mercados Organizado	39,600	456,237
Fortress Investment Group LLC	15,400	66,528
Franklin Resources, Inc.	105	13,419
Invesco Ltd.	538	13,084
Janus Capital Group, Inc.	130,300	1,107,550
Legg Mason, Inc.	853	21,734
Northern Trust Corp.	207	9,890
State Street Corp.	300	13,371
The Blackstone Group LP	115,059	1,767,306
		8,529,561
Diversified Capital Markets - 1.4%
Credit Suisse Group sponsored ADR	472	11,016
HFF, Inc. (a)	9,600	133,728
UBS AG (NY Shares)	88,433	1,328,264
		1,473,008
Investment Banking & Brokerage - 2.9%
Charles Schwab Corp.	900	12,222
E*TRADE Financial Corp. (a)	1,059	8,853
Evercore Partners, Inc. Class A	57,400	1,601,460
GFI Group, Inc.	320,278	1,012,078
Goldman Sachs Group, Inc.	88	10,770
Investment Technology Group, Inc. (a)	1,125	9,495
Knight Capital Group, Inc. Class A (a)(d)	37,900	99,677
Lazard Ltd. Class A	443	13,051
Macquarie Group Ltd.	393	13,014
Monex Group, Inc.	32	5,444
Morgan Stanley	15,600	271,128
Nomura Holdings, Inc. sponsored ADR	2,800	10,080
		3,067,272
TOTAL CAPITAL MARKETS		13,069,841
COMMERCIAL BANKS - 15.0%
Diversified Banks - 7.3%
Banco Bradesco SA (PN) sponsored ADR	31,000	485,460
Banco de Chile sponsored ADR	101	8,930
Banco Macro SA sponsored ADR (a)	900	12,159
Banco Pine SA	228	1,594
Banco Santander Chile sponsored ADR	259	7,042
Banco Santander SA (Spain) sponsored ADR	1,700	12,682
Banco Santander SA (Brasil) ADR	24,610	167,348
BanColombia SA sponsored ADR (d)	28,085	1,798,002
Bangkok Bank Public Co. Ltd. (For. Reg.)	15,900	93,834

	Shares	Value
Bank of Baroda	5,117	$ 69,011
Bank of the Philippine Islands (BPI)	15,110	29,779
Barclays PLC sponsored ADR (d)	36,994	547,511
BBVA Banco Frances SA sponsored ADR (a)	2,300	8,395
BNP Paribas SA	202	10,161
China CITIC Bank Corp. Ltd. (H Shares)	25,000	12,774
Comerica, Inc.	8,800	262,328
CorpBanca SA sponsored ADR	550	11,275
Credicorp Ltd. (NY Shares)	828	107,094
Credit Agricole SA (a)	200	1,506
Development Credit Bank Ltd. (a)	27,538	22,033
Grupo Financiero Banorte SAB de CV Series O	57,800	321,136
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,800	9,090
Guaranty Trust Bank PLC GDR (Reg. S)	4,100	25,420
Hana Financial Group, Inc.	2,410	70,179
HDFC Bank Ltd. sponsored ADR	7,100	265,469
Hong Leong Bank Bhd	3,400	16,386
HSBC Holdings PLC sponsored ADR	7,500	370,200
ICICI Bank Ltd. sponsored ADR	3,533	138,670
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	3,972
Intesa Sanpaolo SpA	8,105	13,016
Itau Unibanco Holding SA sponsored ADR	619	9,025
KB Financial Group, Inc.	2,210	75,172
Malayan Banking Bhd	26,557	78,729
National Australia Bank Ltd.	254	6,800
Nordea Bank AB	1,200	10,900
PT Bank Bukopin Tbk	3,758,000	250,402
PT Bank Central Asia Tbk	13,500	11,525
Raiffeisen International Bank-Holding AG	900	35,988
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	12,815
Standard Chartered PLC (United Kingdom)	491	11,596
Sumitomo Mitsui Financial Group, Inc.	1,300	39,724
Swedbank AB (A Shares)	900	16,690
The Jammu & Kashmir Bank Ltd.	4,989	113,545
The Toronto-Dominion Bank	3,800	309,060
U.S. Bancorp	301	9,996
UniCredit SpA (a)	630	2,781
United Overseas Bank Ltd.	20,000	299,557
Wells Fargo & Co.	46,950	1,581,746
Yes Bank Ltd.	1,839	14,068
		7,792,575
Regional Banks - 7.7%
Alerus Financial Corp.	435	13,159
Banco Daycoval SA (PN)	13,600	70,911
Bancorp New Jersey, Inc.	100	1,078
BancTrust Financial Group, Inc. (a)	20,600	58,504
Bank of the Ozarks, Inc.	6,516	213,334
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
BankUnited, Inc.	500	$ 11,855
Boston Private Financial Holdings, Inc.	2,200	20,284
Bridge Capital Holdings (a)	48,490	724,926
BS Financial Group, Inc.	51,190	579,827
Canadian Western Bank, Edmonton (d)	5,500	162,783
Cascade Bancorp (a)	900	4,482
Citizens & Northern Corp.	520	9,656
City Holding Co.	500	17,560
City National Corp.	300	15,330
CNB Financial Corp., Pennsylvania	803	13,796
CoBiz, Inc.	127,900	911,927
Fifth Third Bancorp	26,900	390,857
First Business Finance Services, Inc.	500	12,320
First Commonwealth Financial Corp.	15,322	100,359
First Interstate Bancsystem, Inc.	68,712	1,032,741
First Midwest Bancorp, Inc., Delaware	1,200	14,844
First Republic Bank	3,081	105,832
FirstMerit Corp.	800	11,088
FNB Corp., Pennsylvania	1,100	11,803
Glacier Bancorp, Inc.	924	13,398
Huntington Bancshares, Inc.	132,812	848,669
NBT Bancorp, Inc.	200	4,254
Northrim Bancorp, Inc.	1,469	33,097
Pacific Continental Corp.	19,828	184,202
PNC Financial Services Group, Inc.	18,473	1,074,944
PrivateBancorp, Inc.	900	14,544
PT Bank Tabungan Negara Tbk	1,146,000	181,355
Regions Financial Corp.	1,757	11,456
Sandy Spring Bancorp, Inc.	200	3,824
SCBT Financial Corp.	800	31,744
SunTrust Banks, Inc.	3,900	106,080
Susquehanna Bancshares, Inc.	36,514	378,650
SVB Financial Group (a)	312	17,656
UMB Financial Corp.	1,200	53,436
Valley National Bancorp	1,053	10,256
Virginia Commerce Bancorp, Inc. (a)	3,000	27,480
Washington Trust Bancorp, Inc.	6,044	163,128
Webster Financial Corp.	5,300	116,600
Westamerica Bancorp.	100	4,412
Western Alliance Bancorp. (a)	39,600	406,296
		8,194,737
TOTAL COMMERCIAL BANKS		15,987,312
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	14,473
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	4,700	33,793

	Shares	Value
CONSUMER FINANCE - 2.9%
Consumer Finance - 2.9%
American Express Co.	13,323	$ 745,688
Capital One Financial Corp.	16,104	968,978
DFC Global Corp. (a)	2,000	33,700
Discover Financial Services	1,495	61,295
EZCORP, Inc. (non-vtg.) Class A (a)	15,366	302,096
First Cash Financial Services, Inc. (a)	3,390	151,397
International Personal Finance PLC	176	986
Nelnet, Inc. Class A	700	17,087
Netspend Holdings, Inc. (a)	1,331	14,255
PT Clipan Finance Indonesia Tbk	338,000	14,076
Regional Management Corp.	10,300	180,044
SLM Corp.	30,865	542,607
		3,032,209
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	350	10,896
DIVERSIFIED FINANCIAL SERVICES - 10.4%
Other Diversified Financial Services - 5.0%
Bank of America Corp.	1,156	10,774
Citigroup, Inc.	143,131	5,351,670
JPMorgan Chase & Co.	250	10,420
		5,372,864
Specialized Finance - 5.4%
BM&F Bovespa SA	1,900	12,161
CBOE Holdings, Inc.	54,575	1,609,417
CME Group, Inc.	9,096	508,739
IntercontinentalExchange, Inc. (a)	84	11,004
MarketAxess Holdings, Inc.	900	28,116
Moody's Corp.	231	11,125
NYSE Euronext	400	9,904
PHH Corp. (a)(d)	78,537	1,634,355
The NASDAQ Stock Market, Inc.	81,222	1,933,896
		5,758,717
TOTAL DIVERSIFIED FINANCIAL SERVICES		11,131,581
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	1,200	15,678
HOTELS, RESTAURANTS & LEISURE - 0.6%
Casinos & Gaming - 0.6%
Boyd Gaming Corp. (a)(d)	94,400	582,448
Las Vegas Sands Corp.	227	10,542
MGM Mirage, Inc. (a)	915	9,434
Wynn Resorts Ltd.	71	8,595
		611,019
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	200	$ 10,370
TOTAL HOTELS, RESTAURANTS & LEISURE		621,389
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	400	15,296
PulteGroup, Inc. (a)	1,400	24,276
		39,572
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	8,739
INSURANCE - 12.8%
Insurance Brokers - 0.4%
Aon PLC	300	16,185
Brasil Insurance Participacoes e Administracao SA	13,000	114,827
Marsh & McLennan Companies, Inc.	6,800	231,404
National Financial Partners Corp. (a)	6,200	113,770
		476,186
Life & Health Insurance - 1.5%
AFLAC, Inc.	204	10,155
AIA Group Ltd.	54,400	215,493
Challenger Ltd.	76,103	255,166
Citizens, Inc. Class A (a)	2,100	21,399
CNO Financial Group, Inc.	1,900	18,202
Delta Lloyd NV	831	13,819
FBL Financial Group, Inc. Class A	200	6,826
Lincoln National Corp.	400	9,916
MetLife, Inc.	9,235	327,750
Phoenix Companies, Inc. (a)	285	8,590
Ping An Insurance Group Co. China Ltd. (H Shares)	3,000	23,768
Prudential Financial, Inc.	9,297	530,394
Resolution Ltd.	2,800	9,864
StanCorp Financial Group, Inc.	3,000	103,050
Symetra Financial Corp.	1,100	13,145
Torchmark Corp.	300	15,177
Unum Group	600	12,168
		1,594,882
Multi-Line Insurance - 2.6%
American International Group, Inc. (a)	61,111	2,134,607
Assurant, Inc.	8,829	333,824
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	37,097
Genworth Financial, Inc. Class A (a)	1,850	11,026
Hartford Financial Services Group, Inc.	3,600	78,156

	Shares	Value
Loews Corp.	1,900	$ 80,332
Porto Seguro SA	9,600	102,095
		2,777,137
Property & Casualty Insurance - 6.2%
ACE Ltd.	33,400	2,626,910
Allied World Assurance Co. Holdings Ltd.	2,200	176,660
Allstate Corp.	300	11,994
Arch Capital Group Ltd. (a)	9,000	397,350
Assured Guaranty Ltd.	700	9,723
Axis Capital Holdings Ltd.	5,900	213,698
Berkshire Hathaway, Inc. Class B (a)	149	12,866
CNA Financial Corp.	3,618	106,297
Erie Indemnity Co. Class A	363	22,586
First American Financial Corp.	5,000	113,750
Hanover Insurance Group, Inc.	2,100	75,831
Hiscox Ltd.	69,400	538,020
The Travelers Companies, Inc.	23,124	1,640,417
W.R. Berkley Corp.	2,500	97,225
XL Group PLC Class A	22,144	547,843
		6,591,170
Reinsurance - 2.1%
Everest Re Group Ltd.	4,800	533,040
Montpelier Re Holdings Ltd.	4,600	105,202
Platinum Underwriters Holdings Ltd.	9,300	412,920
RenaissanceRe Holdings Ltd.	7,550	614,268
Swiss Re Ltd.	162	11,194
Validus Holdings Ltd.	15,400	551,320
		2,227,944
TOTAL INSURANCE		13,667,319
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	309	14,922
IT SERVICES - 7.5%
Data Processing & Outsourced Services - 7.5%
Alliance Data Systems Corp. (a)	43	6,151
Cielo SA	480	11,876
Fidelity National Information Services, Inc.	600	19,722
Fiserv, Inc. (a)	233	17,461
Global Cash Access Holdings, Inc. (a)	11,000	77,550
Jack Henry & Associates, Inc.	24,700	938,600
Lender Processing Services, Inc.	100	2,411
MoneyGram International, Inc. (a)	700	10,878
The Western Union Co.	70,996	901,649
Total System Services, Inc.	66,866	1,503,816
Vantiv, Inc.	63,263	1,276,647
VeriFone Systems, Inc. (a)	106,612	3,159,980
Visa, Inc. Class A	100	13,876
		7,940,617
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	200	$ 13,482
Cognizant Technology Solutions Corp. Class A (a)	149	9,931
		23,413
TOTAL IT SERVICES		7,964,030
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	500	62,475
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	200	11,056
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	18,515
IHS, Inc. Class A (a)	75	6,329
		24,844
REAL ESTATE INVESTMENT TRUSTS - 32.2%
Diversified REITs - 0.4%
American Assets Trust, Inc.	4,600	124,982
Duke Realty LP	17,900	259,192
First Potomac Realty Trust	700	8,337
Vornado Realty Trust	200	16,042
		408,553
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	33,800	218,010
Prologis, Inc.	19,594	671,878
Stag Industrial, Inc.	1,100	19,052
		908,940
Mortgage REITs - 1.6%
American Capital Agency Corp.	23,850	787,527
American Capital Mortgage Investment Corp.	1,200	29,916
Invesco Mortgage Capital, Inc.	28,200	604,326
PennyMac Mortgage Investment Trust	700	17,808
Two Harbors Investment Corp.	25,300	301,829
		1,741,406
Office REITs - 4.7%
Boston Properties, Inc.	13,900	1,477,570
Corporate Office Properties Trust (SBI)	4,700	117,265
Douglas Emmett, Inc.	61,212	1,435,421
Highwoods Properties, Inc. (SBI)	13,080	421,830
Kilroy Realty Corp.	3,100	137,671
Lexington Corporate Properties Trust (d)	132,100	1,253,629

	Shares	Value
MPG Office Trust, Inc. (a)(d)	5,300	$ 17,172
SL Green Realty Corp.	1,600	120,480
		4,981,038
Residential REITs - 8.1%
American Campus Communities, Inc.	6,449	292,204
Apartment Investment & Management Co. Class A	56,641	1,511,748
AvalonBay Communities, Inc.	11,633	1,576,969
BRE Properties, Inc.	500	24,175
Camden Property Trust (SBI)	12,250	803,968
Campus Crest Communities, Inc.	1,100	12,199
Colonial Properties Trust (SBI)	32,100	694,323
Equity Lifestyle Properties, Inc.	12,243	824,321
Equity Residential (SBI)	20,000	1,148,200
Essex Property Trust, Inc.	3,300	495,000
Home Properties, Inc.	6,400	389,056
Post Properties, Inc.	12,785	624,036
UDR, Inc.	10,848	263,281
		8,659,480
Retail REITs - 0.8%
Federal Realty Investment Trust (SBI)	4,203	453,209
Glimcher Realty Trust	400	4,268
Kimco Realty Corp.	700	13,664
Realty Income Corp. (d)	8,650	339,686
Simon Property Group, Inc.	38	5,784
Urstadt Biddle Properties, Inc. Class A	1,300	24,622
		841,233
Specialized REITs - 15.7%
American Tower Corp.	300	22,587
Big Yellow Group PLC	831,376	4,588,385
CubeSmart	1,000	13,120
DiamondRock Hospitality Co.	11,100	94,128
HCP, Inc.	81,526	3,611,602
Health Care REIT, Inc.	68,303	4,059,247
Host Hotels & Resorts, Inc.	1,600	23,136
National Health Investors, Inc.	5,400	288,414
Plum Creek Timber Co., Inc.	600	26,340
Potlatch Corp.	1,300	50,024
Rayonier, Inc.	6,700	328,367
Sovran Self Storage, Inc.	400	23,120
Strategic Hotel & Resorts, Inc. (a)	144,584	793,766
Sunstone Hotel Investors, Inc. (a)	14,800	146,224
Ventas, Inc.	40,536	2,564,713
Weyerhaeuser Co.	4,100	113,529
		16,746,702
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,287,352
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Diversified Real Estate Activities - 0.6%
Tejon Ranch Co. (a)	5,464	$ 163,592
The St. Joe Co. (a)(d)	25,758	510,008
		673,600
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	7,000	30,874
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	700	9,202
Castellum AB	927	12,417
Forest City Enterprises, Inc. Class A (a)	6,300	101,115
Thomas Properties Group, Inc.	2,262	12,079
		134,813
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	487	8,776
Jones Lang LaSalle, Inc.	116	9,018
Kennedy-Wilson Holdings, Inc.	2,000	28,400
		46,194
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		885,481
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	500	6,105
Fair Isaac Corp.	100	4,660
		10,765
SPECIALTY RETAIL - 1.3%
Computer & Electronics Retail - 1.3%
Rent-A-Center, Inc.	41,873	1,395,627
Home Improvement Retail - 0.0%
Home Depot, Inc.	300	18,414
TOTAL SPECIALTY RETAIL		1,414,041
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	800	6,784
Cape Bancorp, Inc. (a)	1,400	12,404
Cheviot Financial Corp.	4,910	43,699

	Shares	Value
Eagle Bancorp Montana, Inc.	300	$ 3,225
Hudson City Bancorp, Inc.	800	6,788
People's United Financial, Inc.	1,100	13,233
		86,133
TOTAL COMMON STOCKS (Cost $99,637,350)		102,393,901
Nonconvertible Preferred Stocks - 0.2%

COMMERCIAL BANKS - 0.2%
Diversified Banks - 0.2%
Banco ABC Brasil SA	9,500	53,977
Texas Capital Bancshares, Inc. 6.50% (a)	6,500	168,285
		222,262
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.19% (b)	4,381,631	4,381,631
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	5,097,578	5,097,578
TOTAL MONEY MARKET FUNDS (Cost $9,479,209)		9,479,209
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $109,351,732)		112,095,372
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(5,488,023)
NET ASSETS - 100%		$ 106,607,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,469
Fidelity Securities Lending Cash Central Fund	4,111
Total	$ 5,580
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 102,393,901	$ 102,279,005	$ 114,896	$ -
Nonconvertible Preferred Stocks	222,262	222,262	-	-
Money Market Funds	9,479,209	9,479,209	-	-
Total Investments in Securities:	$ 112,095,372	$ 111,980,476	$ 114,896	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $111,436,429. Net unrealized appreciation aggregated $658,943, of which $5,011,789 related to appreciated investment securities and $4,352,846 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809068.109

AFUG-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
ELECTRIC UTILITIES - 52.5%
Electric Utilities - 52.5%
American Electric Power Co., Inc.	357,615	$ 15,892,411
Duke Energy Corp.	414,991	27,260,759
Edison International	297,123	13,946,954
Exelon Corp.	110,100	3,939,378
FirstEnergy Corp.	254,096	11,617,269
Great Plains Energy, Inc.	198,210	4,447,832
ITC Holdings Corp.	45,310	3,607,582
NextEra Energy, Inc.	98,532	6,903,152
Northeast Utilities	65,987	2,593,289
OGE Energy Corp.	102,649	5,910,529
Pepco Holdings, Inc.	177,400	3,524,938
UIL Holdings Corp.	70,930	2,565,538
		102,209,631
GAS UTILITIES - 4.8%
Gas Utilities - 4.8%
National Fuel Gas Co.	46,569	2,454,186
ONEOK, Inc.	147,642	6,983,467
		9,437,653
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.8%
Independent Power Producers & Energy Traders - 12.8%
Calpine Corp. (a)	520,730	9,164,848
GenOn Energy, Inc. (a)	504,481	1,296,516
NRG Energy, Inc.	248,762	5,363,309
The AES Corp.	876,767	9,162,215
		24,986,888
MULTI-UTILITIES - 24.9%
Multi-Utilities - 24.9%
CenterPoint Energy, Inc.	417,863	9,055,091
CMS Energy Corp.	121,200	2,947,584
NiSource, Inc.	352,963	8,989,968
PG&E Corp.	283,847	12,069,174
Sempra Energy	221,553	15,453,322
		48,515,139

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.2%
Oil & Gas Exploration & Production - 1.0%
EQT Corp.	16,000	$ 970,080
LinnCo LLC	25,500	991,695
		1,961,775
Oil & Gas Storage & Transport - 1.2%
Cheniere Energy, Inc. (a)	138,198	2,223,606
TOTAL OIL, GAS & CONSUMABLE FUELS		4,185,381
WATER UTILITIES - 2.4%
Water Utilities - 2.4%
American Water Works Co., Inc.	128,825	4,733,031
TOTAL COMMON STOCKS (Cost $183,222,153)		194,067,723
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.19% (b) (Cost $756,280)	756,280	756,280
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $183,978,433)		194,824,003
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,552
NET ASSETS - 100%		$ 194,825,555
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,007
Fidelity Securities Lending Cash Central Fund	106
Total	$ 1,113
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $184,222,292. Net unrealized appreciation aggregated $10,601,711, of which $13,211,182 related to appreciated investment securities and $2,609,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809086.109

AFDC-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 88.0%
Communications Equipment - 88.0%
Acme Packet, Inc. (a)	8,321	$ 137,629
ADTRAN, Inc. (d)	9,200	155,388
Alcatel-Lucent SA sponsored ADR (a)(d)	27,157	28,243
Aruba Networks, Inc. (a)(d)	8,140	147,904
Brocade Communications Systems, Inc. (a)	60,259	319,373
Ciena Corp. (a)	2,200	27,302
Cisco Systems, Inc.	97,524	1,671,561
Comtech Telecommunications Corp.	3,600	90,612
Emulex Corp. (a)	2,300	16,008
F5 Networks, Inc. (a)	2,565	211,561
Finisar Corp. (a)(d)	13,859	159,656
Harris Corp.	3,700	169,386
Infinera Corp. (a)	18,200	89,544
InterDigital, Inc. (d)	3,500	133,315
JDS Uniphase Corp. (a)	6,300	61,047
Juniper Networks, Inc. (a)	26,988	447,191
Motorola Solutions, Inc.	7,847	405,533
NETGEAR, Inc. (a)	4,300	152,693
Nokia Corp. sponsored ADR (d)	66,905	178,636
Plantronics, Inc.	2,100	68,124
Polycom, Inc. (a)	29,799	298,586
QUALCOMM, Inc.	33,681	1,972,865
Research In Motion Ltd. (a)	25,800	204,594
Riverbed Technology, Inc. (a)	13,458	248,569
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	57,220	508,686
ViaSat, Inc. (a)	4,400	170,896
Wi-Lan, Inc.	12,400	66,051
		8,140,953
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.2%
Super Micro Computer, Inc. (a)	2,500	19,775
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 0.5%
Vishay Intertechnology, Inc. (a)	5,400	44,712
Electronic Manufacturing Services - 3.5%
Fabrinet (a)	3,700	35,631
Flextronics International Ltd. (a)	22,600	130,402
TE Connectivity Ltd.	4,900	157,682
		323,715
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	1,400	49,322
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		417,749

	Shares	Value
MEDIA - 0.3%
Advertising - 0.3%
Digital Generation, Inc. (a)(d)	2,700	$ 25,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
Semiconductor Equipment - 0.6%
ASML Holding NV	1,000	54,970
Semiconductors - 4.1%
Altera Corp.	2,800	85,344
Analog Devices, Inc.	4,700	183,817
GSI Technology, Inc. (a)	9,700	54,223
Texas Instruments, Inc.	1,900	53,371
		376,755
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		431,725
SOFTWARE - 0.3%
Systems Software - 0.3%
Allot Communications Ltd. (a)	1,200	28,032
TOTAL COMMON STOCKS (Cost $10,368,774)		9,063,344
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 0.19% (b)	188,102	188,102
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	840,650	840,650
TOTAL MONEY MARKET FUNDS (Cost $1,028,752)		1,028,752
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $11,397,526)		10,092,096
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(840,765)
NET ASSETS - 100%		$ 9,251,331
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 178
Fidelity Securities Lending Cash Central Fund	1,582
Total	$ 1,760
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $11,589,754. Net unrealized depreciation aggregated $1,497,658, of which $509,770 related to appreciated investment securities and $2,007,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809085.109

AFCI-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AUTO COMPONENTS - 0.9%
Auto Parts & Equipment - 0.9%
Delphi Automotive PLC	17,544	$ 551,583
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
Owens Corning (a)	16,400	550,876
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Office Services & Supplies - 0.7%
Interface, Inc.	33,400	477,954
DISTRIBUTORS - 1.8%
Distributors - 1.8%
LKQ Corp. (a)	55,000	1,148,950
HOTELS, RESTAURANTS & LEISURE - 12.8%
Restaurants - 12.8%
Buffalo Wild Wings, Inc. (a)	6,000	455,700
Domino's Pizza, Inc.	25,793	1,047,712
McDonald's Corp.	35,191	3,054,579
Panera Bread Co. Class A (a)	3,166	533,914
Texas Roadhouse, Inc. Class A	23,175	377,289
Yum! Brands, Inc.	37,069	2,598,908
		8,068,102
HOUSEHOLD DURABLES - 3.4%
Housewares & Specialties - 3.4%
Jarden Corp.	27,100	1,349,580
Newell Rubbermaid, Inc.	16,100	332,304
Tupperware Brands Corp.	8,200	484,620
		2,166,504
INTERNET & CATALOG RETAIL - 3.1%
Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	8,595	171,900
Internet Retail - 2.9%
Amazon.com, Inc. (a)	3,194	743,627
Priceline.com, Inc. (a)	1,870	1,072,950
		1,816,577
TOTAL INTERNET & CATALOG RETAIL		1,988,477
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	37,100	875,189
MEDIA - 27.8%
Broadcasting - 1.5%
Discovery Communications, Inc. (a)	15,900	938,418
Cable & Satellite - 13.2%
Comcast Corp. Class A	148,786	5,580,963
DIRECTV (a)	36,562	1,868,684
Sirius XM Radio, Inc. (a)(d)	306,378	857,858
		8,307,505

	Shares	Value
Movies & Entertainment - 13.1%
News Corp. Class A	116,526	$ 2,787,302
The Walt Disney Co.	70,744	3,471,408
Time Warner, Inc.	46,756	2,031,548
		8,290,258
TOTAL MEDIA		17,536,181
MULTILINE RETAIL - 7.5%
General Merchandise Stores - 7.5%
Dollar General Corp. (a)	30,028	1,459,961
Dollar Tree, Inc. (a)	31,454	1,254,071
Target Corp.	31,327	1,997,096
		4,711,128
SPECIALTY RETAIL - 32.0%
Apparel Retail - 6.9%
Abercrombie & Fitch Co. Class A	12,420	379,804
Ascena Retail Group, Inc. (a)	31,969	632,986
Limited Brands, Inc.	19,661	941,565
Ross Stores, Inc.	21,425	1,305,854
TJX Companies, Inc.	26,789	1,115,226
		4,375,435
Automotive Retail - 5.2%
AutoZone, Inc. (a)	3,000	1,125,000
CarMax, Inc. (a)	33,900	1,144,125
O'Reilly Automotive, Inc. (a)	12,111	1,037,670
		3,306,795
Home Improvement Retail - 3.2%
Lowe's Companies, Inc.	61,397	1,988,035
Homefurnishing Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	9,769	563,476
Mattress Firm Holding Corp.	8,600	275,286
Select Comfort Corp. (a)	12,700	353,441
Williams-Sonoma, Inc.	19,371	895,521
		2,087,724
Specialty Stores - 13.4%
Dick's Sporting Goods, Inc.	28,169	1,408,450
GNC Holdings, Inc.	9,608	371,541
Hibbett Sports, Inc. (a)	10,600	572,294
PetSmart, Inc.	20,175	1,339,418
Sally Beauty Holdings, Inc. (a)	39,700	955,976
Signet Jewelers Ltd.	21,400	1,107,664
Tiffany & Co., Inc.	12,517	791,325
Tractor Supply Co.	9,735	936,896
Ulta Salon, Cosmetics & Fragrance, Inc.	5,800	534,876
Vitamin Shoppe, Inc. (a)	7,100	406,404
		8,424,844
TOTAL SPECIALTY RETAIL		20,182,833
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 7.6%
Apparel, Accessories & Luxury Goods - 5.2%
Hanesbrands, Inc. (a)	24,850	$ 831,730
PVH Corp.	12,133	1,334,509
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	5,237	273,686
VF Corp.	5,445	852,034
		3,291,959
Footwear - 2.4%
NIKE, Inc. Class B	12,714	1,161,805
Wolverine World Wide, Inc.	7,600	318,212
		1,480,017
TOTAL TEXTILES, APPAREL & LUXURY GOODS		4,771,976
TOTAL COMMON STOCKS (Cost $56,607,946)		63,029,753
Money Market Funds - 1.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c) (Cost $928,220)	928,220	$ 928,220
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $57,536,166)		63,957,973
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(885,454)
NET ASSETS - 100%		$ 63,072,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 314
Fidelity Securities Lending Cash Central Fund	422
Total	$ 736
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $57,894,950. Net unrealized appreciation aggregated $6,063,023, of which $7,555,108 related to appreciated investment securities and $1,492,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809067.109

AFEL-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(e)	64,879	$ 1
COMMUNICATIONS EQUIPMENT - 5.0%
Communications Equipment - 5.0%
Acme Packet, Inc. (a)	2,382	39,398
Brocade Communications Systems, Inc. (a)	5,521	29,261
Finisar Corp. (a)	2,241	25,816
Polycom, Inc. (a)	11,378	114,008
QUALCOMM, Inc.	6,984	409,088
		617,571
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 0.9%
Apple, Inc.	59	35,111
Hewlett-Packard Co.	5,370	74,375
		109,486
Computer Storage & Peripherals - 0.1%
SanDisk Corp. (a)	472	19,711
TOTAL COMPUTERS & PERIPHERALS		129,197
ELECTRONIC EQUIPMENT & COMPONENTS - 11.3%
Electronic Components - 2.7%
Aeroflex Holding Corp. (a)	26,689	169,742
Amphenol Corp. Class A	110	6,614
Audience, Inc.	4,282	32,222
Corning, Inc.	4,339	50,983
InvenSense, Inc. (d)	6,813	76,306
		335,867
Electronic Manufacturing Services - 8.5%
Benchmark Electronics, Inc. (a)	5,567	82,503
Fabrinet (a)	1,388	13,366
Flextronics International Ltd. (a)	59,745	344,729
Jabil Circuit, Inc.	23,884	414,149
TE Connectivity Ltd.	620	19,952
TTM Technologies, Inc. (a)	20,455	184,095
Uni-Pixel, Inc. (a)	600	4,080
Viasystems Group, Inc. (a)	12	184
		1,063,058
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	259	9,125
Avnet, Inc. (a)	160	4,584
		13,709
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,412,634
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 80.1%
Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	15	177

	Shares	Value
Amkor Technology, Inc. (a)	25	$ 108
Applied Materials, Inc.	2,774	29,404
ASML Holding NV	2,420	133,027
Cabot Microelectronics Corp.	50	1,490
Cohu, Inc.	20	176
Cymer, Inc. (a)	1,046	83,356
Entegris, Inc. (a)	9,251	75,951
KLA-Tencor Corp.	1,000	46,520
Lam Research Corp. (a)	2,907	102,908
MEMC Electronic Materials, Inc. (a)	82	207
Nanometrics, Inc. (a)	360	4,954
Teradyne, Inc. (a)	30	439
		478,717
Semiconductors - 76.3%
Advanced Micro Devices, Inc. (a)(d)	33,256	68,175
Alpha & Omega Semiconductor Ltd. (a)	2,519	21,462
Altera Corp.	28,901	880,902
Analog Devices, Inc.	2,950	115,375
Applied Micro Circuits Corp. (a)	6,883	39,921
Atmel Corp. (a)	22,008	102,667
Avago Technologies Ltd.	27,794	918,036
BCD Semiconductor Manufacturing Ltd. ADR (a)	26,362	106,502
Broadcom Corp. Class A	39,813	1,255,499
Cirrus Logic, Inc. (a)	1,180	48,097
Cypress Semiconductor Corp.	32,081	317,923
Entropic Communications, Inc. (a)	9,482	45,608
Fairchild Semiconductor International, Inc. (a)	1,155	13,583
First Solar, Inc. (a)(d)	1,888	45,897
Freescale Semiconductor Holdings I Ltd. (a)(d)	67,829	606,391
Inphi Corp. (a)	4,000	33,480
Intel Corp.	22,532	487,255
Intermolecular, Inc.	8,206	57,524
Intersil Corp. Class A	93,864	661,741
Linear Technology Corp.	1,293	40,419
M/A-COM Technology Solutions, Inc.	4,640	57,954
Marvell Technology Group Ltd.	73,970	583,623
Maxim Integrated Products, Inc.	2,380	65,510
MediaTek, Inc.	3,000	33,328
Micron Technology, Inc. (a)	67,334	365,287
Motech Industries, Inc. (a)	1	1
Novatek Microelectronics Corp.	2,000	7,532
NVIDIA Corp. (a)	30,291	362,583
NXP Semiconductors NV (a)	20,875	506,428
O2Micro International Ltd. sponsored ADR (a)	9,115	28,895
ON Semiconductor Corp. (a)	86,891	534,380
PMC-Sierra, Inc. (a)	28,128	131,639
RDA Microelectronics, Inc. sponsored ADR	918	9,960
Renesas Electronics Corp. (a)(d)	10,100	37,323
RF Micro Devices, Inc. (a)	2,852	12,577
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Samsung Electronics Co. Ltd.	35	$ 42,052
Skyworks Solutions, Inc. (a)	20,161	471,767
Texas Instruments, Inc.	13,776	386,968
Trident Microsystems, Inc. (a)	19	5
Xilinx, Inc.	80	2,621
		9,506,890
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,985,607
SOFTWARE - 0.0%
Home Entertainment Software - 0.0%
Zynga, Inc.	135	304
TOTAL COMMON STOCKS (Cost $17,376,089)		12,145,314
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.19% (b)	399,434	399,434
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	653,990	653,990
TOTAL MONEY MARKET FUNDS (Cost $1,053,424)		1,053,424
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $18,429,513)		13,198,738
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(729,657)
NET ASSETS - 100%		$ 12,469,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 225
Fidelity Securities Lending Cash Central Fund	2,247
Total	$ 2,472
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 12,145,314	$ 12,145,313	$ -	$ 1
Money Market Funds	1,053,424	1,053,424	-	-
Total Investments in Securities:	$ 13,198,738	$ 13,198,737	$ -	$ 1
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $18,651,953. Net unrealized depreciation aggregated $5,453,215, of which $115,431 related to appreciated investment securities and $5,568,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809084.109

AFBT-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BIOTECHNOLOGY - 94.0%
Biotechnology - 94.0%
A.P. Pharma, Inc. (e)	949,565	$ 588,730
Acadia Pharmaceuticals, Inc. (a)(d)	168,198	395,265
Achillion Pharmaceuticals, Inc. (a)	47,601	449,353
Acorda Therapeutics, Inc. (a)	84,257	2,017,955
Aegerion Pharmaceuticals, Inc. (a)(d)	162,752	3,658,665
Affymax, Inc. (a)	43,193	984,368
Agenus, Inc. (a)	9,425	42,130
Agenus, Inc. warrants 6/9/18 (a)(e)	452,000	38,331
Alexion Pharmaceuticals, Inc. (a)	46,605	4,212,160
Alkermes PLC (a)	65,261	1,209,286
Alnylam Pharmaceuticals, Inc. (a)	110,998	1,794,838
AMAG Pharmaceuticals, Inc. (a)	55,006	851,493
Amarin Corp. PLC ADR (a)(d)	95,879	1,129,455
Amgen, Inc.	284,214	24,597,301
Anacor Pharmaceuticals, Inc. (a)	22,150	127,363
Arena Pharmaceuticals, Inc. (a)(d)	281,329	2,225,312
ARIAD Pharmaceuticals, Inc. (a)	128,106	2,760,684
ArQule, Inc. (a)	192,550	483,301
AVEO Pharmaceuticals, Inc. (a)(d)	23,752	181,228
Biogen Idec, Inc. (a)	95,257	13,166,423
BioMarin Pharmaceutical, Inc. (a)	85,556	3,168,994
Bionovo, Inc. warrants 2/2/16 (a)	56,850	272
Biospecifics Technologies Corp. (a)	1,244	19,904
BioTime, Inc. (a)(d)	32,817	125,033
Catalyst Pharmaceutical Partners, Inc. (a)	117,609	179,942
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	2,572
warrants 5/30/17 (a)	17,900	9,446
Celgene Corp. (a)	114,873	8,422,488
Cell Therapeutics, Inc. (a)	479,548	718,572
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	6,291
Celldex Therapeutics, Inc. (a)	121,557	669,779
Cepheid, Inc. (a)	35,400	1,072,974
Clovis Oncology, Inc. (d)	21,662	467,249
Codexis, Inc. (a)	47,542	123,609
Cubist Pharmaceuticals, Inc. (a)	36,792	1,578,377
Cytokinetics, Inc.	407,500	268,950
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	1,412
Dendreon Corp. (a)(d)	123,228	468,266
Durata Therapeutics, Inc.	13,800	109,848
Dyax Corp. (a)	209,795	629,385
Dynavax Technologies Corp. (a)	208,569	863,476
Emergent BioSolutions, Inc. (a)	17,500	232,575
Enzon Pharmaceuticals, Inc. (a)	29,534	194,038
Exact Sciences Corp. (a)	45,300	428,538
Exelixis, Inc. (a)(d)	91,445	434,364
Fibrocell Science, Inc. (e)	4,355,000	793,699
Genomic Health, Inc. (a)	16,728	522,750
Gilead Sciences, Inc. (a)	365,160	24,524,146

	Shares	Value
Halozyme Therapeutics, Inc. (a)	160,032	$ 846,569
Idenix Pharmaceuticals, Inc. (a)	74,406	264,885
ImmunoGen, Inc. (a)(d)	64,980	719,978
Immunomedics, Inc. (a)	38,550	127,601
Incyte Corp. (a)(d)	74,938	1,196,010
Infinity Pharmaceuticals, Inc. (a)	36,033	806,779
Intercept Pharmaceuticals, Inc.	1,602	29,781
InterMune, Inc. (a)(d)	208,218	1,655,333
Ironwood Pharmaceuticals, Inc. Class A (a)	257,218	2,991,445
Isis Pharmaceuticals, Inc. (a)(d)	76,547	662,132
Keryx Biopharmaceuticals, Inc. (a)(d)	17,209	42,850
KYTHERA Biopharmaceuticals, Inc.	4,906	107,834
Lexicon Pharmaceuticals, Inc. (a)	539,092	1,115,920
Ligand Pharmaceuticals, Inc. Class B (a)	30,154	464,975
MannKind Corp. (a)(d)	52,246	98,745
Medivation, Inc. (a)	135,948	6,949,662
Merrimack Pharmaceuticals, Inc.	2,800	17,304
Metabolix, Inc. (a)	61,356	81,603
Momenta Pharmaceuticals, Inc. (a)	31,866	404,061
Myriad Genetics, Inc. (a)	56,382	1,475,517
Neurocrine Biosciences, Inc. (a)	60,506	443,509
NeurogesX, Inc. (a)	37,202	11,905
NeurogesX, Inc.	150,000	48,000
NewLink Genetics Corp. (d)	55,404	764,021
Novavax, Inc. (a)	529,056	1,111,018
Novelos Therapeutics, Inc. (a)	137,600	132,096
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	51,745
NPS Pharmaceuticals, Inc. (a)	97,378	899,773
OncoGenex Pharmaceuticals, Inc. (a)	8,605	106,702
Onyx Pharmaceuticals, Inc. (a)	98,168	7,692,444
Opko Health, Inc. (a)(d)	129,700	555,116
Oragenics, Inc. (e)	108,608	195,494
OREXIGEN Therapeutics, Inc. (a)(d)	167,688	893,777
Osiris Therapeutics, Inc. (a)(d)	30,725	322,613
PDL BioPharma, Inc. (d)	81,188	604,851
Pharmacyclics, Inc. (a)	46,849	2,861,068
PolyMedix, Inc. (a)	357,066	71,413
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	7,370
Progenics Pharmaceuticals, Inc. (a)	232,609	662,936
PROLOR Biotech, Inc. (a)	72,716	364,307
Protalix BioTherapeutics, Inc. (a)	72,943	352,315
Puma Biotechnology, Inc.	61,587	1,268,692
Raptor Pharmaceutical Corp. (a)(d)	94,051	437,337
Regeneron Pharmaceuticals, Inc. (a)	62,604	8,908,549
Rigel Pharmaceuticals, Inc. (a)	75,572	673,347
Sangamo Biosciences, Inc. (a)	73,728	409,928
Savient Pharmaceuticals, Inc. (a)(d)	204,488	294,463
Seattle Genetics, Inc. (a)(d)	56,734	1,427,427
SIGA Technologies, Inc. (a)(d)	101,286	293,729
Sophiris Bio, Inc.	138,000	38,688
Sorrento Therapeutics, Inc. (e)	720,000	155,520
Spectrum Pharmaceuticals, Inc. (a)(d)	120,739	1,347,447
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Sunesis Pharmaceuticals, Inc. (a)	47,136	$ 203,156
Synageva BioPharma Corp. (a)	15,800	668,024
Synergy Pharmaceuticals, Inc. (a)	41,200	163,152
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	34,196
Synta Pharmaceuticals Corp. (a)(d)	168,820	1,328,613
Synthetic Biologics, Inc. (a)	100	242
Targacept, Inc. (a)	48,197	196,644
Theravance, Inc. (a)(d)	62,913	1,416,172
Threshold Pharmaceuticals, Inc. (a)	92,584	380,520
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	93,955
Tranzyme, Inc. (a)	87,433	370,716
Trius Therapeutics, Inc. (a)	57,653	315,938
United Therapeutics Corp. (a)	41,552	1,897,680
Vanda Pharmaceuticals, Inc. (a)	67,600	229,164
Verastem, Inc.	6,365	50,538
Vertex Pharmaceuticals, Inc. (a)	141,564	6,829,047
Vical, Inc. (a)	266,077	907,323
XOMA Corp. (a)(d)	154,908	424,448
ZIOPHARM Oncology, Inc. (a)(d)	135,779	639,519
		176,566,221
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	44,984
InVivo Therapeutics Holdings Corp. (a)	98,300	166,127
		211,111
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
OvaScience, Inc. (e)	12,800	70,400
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
BG Medicine, Inc. (a)	75,570	173,811
ChromaDex, Inc. (a)	143,866	93,369
Transgenomic, Inc. (a)	33,100	29,790
Transgenomic, Inc. (e)	162,000	145,800
Transgenomic, Inc. warrants 2/3/17 (a)(e)	81,000	573
		443,343
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
MYOS Corp. (e)	333,300	73,493

	Shares	Value
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
AcelRx Pharmaceuticals, Inc. (a)	62,800	$ 188,400
Auxilium Pharmaceuticals, Inc. (a)	30,758	629,924
AVANIR Pharmaceuticals Class A (a)(d)	379,315	1,084,841
Corcept Therapeutics, Inc. (a)	3,431	8,578
Elan Corp. PLC sponsored ADR (a)	109,652	1,184,242
Horizon Pharma, Inc. (d)	116,600	300,828
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	44
warrants 9/25/17 (a)	55,250	109
Jazz Pharmaceuticals PLC (a)	6,568	352,899
Omeros Corp. (a)	33,003	310,228
TherapeuticsMD, Inc. (a)	90,100	234,260
Ventrus Biosciences, Inc. (a)	5,658	17,766
ViroPharma, Inc. (a)	10,674	269,519
XenoPort, Inc. (a)	17,181	141,400
Zogenix, Inc. (a)	113,039	275,815
Zogenix, Inc. warrants 7/27/17 (a)	32,985	3,354
		5,002,207
TOTAL COMMON STOCKS (Cost $149,451,052)		182,366,775
Convertible Preferred Stocks - 0.1%

BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
bluebird bio (e)	35,360	17,620
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e)	13,990	68,706
KaloBios Pharmaceuticals, Inc. Series E (e)	42,000	142,800
		211,506
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $229,126)		229,126
Money Market Funds - 11.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	5,208,866	$ 5,208,866
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	16,824,301	16,824,301
TOTAL MONEY MARKET FUNDS (Cost $22,033,167)		22,033,167
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $171,713,345)		204,629,068
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(16,821,713)
NET ASSETS - 100%		$ 187,807,355
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,291,166 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
A.P. Pharma, Inc.	7/25/12	$ 498,522
Agenus, Inc. warrants 6/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
bluebird bio	7/23/12	$ 17,620
Fibrocell Science, Inc.	10/8/12	$ 435,500
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 142,800
MYOS Corp.	7/2/12	$ 83,325
Oragenics, Inc.	7/31/12	$ 162,912
OvaScience, Inc.	3/29/12	$ 70,400
Sorrento Therapeutics, Inc.	5/15/12	$ 115,200
Transgenomic, Inc.	2/3/12	$ 161,441
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 559
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,857
Fidelity Securities Lending Cash Central Fund	138,827
Total	$ 141,684
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 182,366,775	$ 181,058,189	$ 1,238,186	$ 70,400
Convertible Preferred Stocks	229,126	-	-	229,126
Money Market Funds	22,033,167	22,033,167	-	-
Total Investments in Securities:	$ 204,629,068	$ 203,091,356	$ 1,238,186	$ 299,526
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $172,620,781. Net unrealized appreciation aggregated $32,008,287, of which $44,176,999 related to appreciated investment securities and $12,168,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Restricted equity securities and private placements for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809075.109

AFHC-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 27.3%
Biotechnology - 27.3%
Achillion Pharmaceuticals, Inc. (a)	210,600	$ 1,988,064
Acorda Therapeutics, Inc. (a)	27,967	669,810
Alexion Pharmaceuticals, Inc. (a)	7,371	666,191
AMAG Pharmaceuticals, Inc. (a)	26,259	406,489
Amgen, Inc.	465,765	40,309,632
AVEO Pharmaceuticals, Inc. (a)(d)	88,567	675,766
Biogen Idec, Inc. (a)	46,083	6,369,592
BioMarin Pharmaceutical, Inc. (a)	161,297	5,974,441
Biovitrum AB (a)	421,300	2,381,877
Discovery Laboratories, Inc. (a)(d)	428,038	1,031,572
Dynavax Technologies Corp. (a)	850,300	3,520,242
Genomic Health, Inc. (a)	40,900	1,278,125
Gilead Sciences, Inc. (a)	372,967	25,048,464
Grifols SA ADR	259,150	6,520,214
Infinity Pharmaceuticals, Inc. (a)	53,900	1,206,821
Intercept Pharmaceuticals, Inc.	4,500	83,655
Lexicon Pharmaceuticals, Inc. (a)	556,800	1,152,576
Medivation, Inc. (a)	114,940	5,875,733
Merrimack Pharmaceuticals, Inc.	88,673	547,999
Momenta Pharmaceuticals, Inc. (a)	84,000	1,065,120
Neurocrine Biosciences, Inc. (a)	197,518	1,447,807
NPS Pharmaceuticals, Inc. (a)	171,000	1,580,040
Onyx Pharmaceuticals, Inc. (a)	38,600	3,024,696
Puma Biotechnology, Inc.	54,700	1,126,820
Regeneron Pharmaceuticals, Inc. (a)	13,100	1,864,130
Rigel Pharmaceuticals, Inc. (a)	100,000	891,000
Seattle Genetics, Inc. (a)(d)	83,117	2,091,224
Spectrum Pharmaceuticals, Inc. (a)(d)	113,400	1,265,544
Synageva BioPharma Corp. (a)	67,100	2,836,988
Synta Pharmaceuticals Corp. (a)	83,900	660,293
Targacept, Inc. (a)	217,115	885,829
Theravance, Inc. (a)(d)	171,283	3,855,580
Thrombogenics NV (a)	30,700	1,468,716
United Therapeutics Corp. (a)	50,604	2,311,085
Vertex Pharmaceuticals, Inc. (a)	106,400	5,132,736
Vical, Inc. (a)	198,454	676,728
ZIOPHARM Oncology, Inc. (a)	105,600	497,376
		138,388,975
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	213,155	2,265,838
FOOD & STAPLES RETAILING - 1.6%
Drug Retail - 1.6%
CVS Caremark Corp.	82,800	3,841,920
Walgreen Co.	122,038	4,299,399
		8,141,319

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 7.6%
Health Care Equipment - 6.1%
Boston Scientific Corp. (a)	1,825,801	$ 9,384,617
C.R. Bard, Inc.	19,700	1,894,943
Conceptus, Inc. (a)	79,600	1,499,664
CONMED Corp.	52,700	1,457,682
Covidien PLC	80,596	4,428,750
Genmark Diagnostics, Inc. (a)	11,000	93,720
HeartWare International, Inc. (a)	42,000	3,527,160
Insulet Corp. (a)	116,300	2,466,723
Opto Circuits India Ltd.	362,104	808,601
Volcano Corp. (a)	80,200	2,295,324
Wright Medical Group, Inc. (a)	86,600	1,759,712
Zeltiq Aesthetics, Inc.	205,900	1,198,338
		30,815,234
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	88,900	1,003,681
The Cooper Companies, Inc.	71,150	6,828,977
		7,832,658
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		38,647,892
HEALTH CARE PROVIDERS & SERVICES - 21.0%
Health Care Distributors & Services - 0.2%
Amplifon SpA	260,563	1,206,367
Health Care Facilities - 1.8%
Brookdale Senior Living, Inc. (a)	144,172	3,382,275
Emeritus Corp. (a)	100,000	2,245,000
Hanger, Inc. (a)	65,665	1,664,608
LCA-Vision, Inc. (a)	168,600	644,052
Raffles Medical Group Ltd.	523,000	1,050,459
		8,986,394
Health Care Services - 9.8%
Accretive Health, Inc. (a)(d)	124,845	1,471,923
BioScrip, Inc. (a)	182,600	1,681,746
Catamaran Corp. (a)	323,692	15,200,155
Express Scripts Holding Co. (a)	82,456	5,074,342
Fresenius Medical Care AG & Co. KGaA	59,913	4,209,743
HMS Holdings Corp. (a)	100,400	2,318,236
MEDNAX, Inc. (a)	122,500	8,450,050
Omnicare, Inc.	23,752	820,157
Quest Diagnostics, Inc.	181,248	10,461,635
		49,687,987
Managed Health Care - 9.2%
Aetna, Inc.	101,100	4,418,070
Centene Corp. (a)	42,300	1,606,554
CIGNA Corp.	201,600	10,281,600
Humana, Inc.	113,526	8,431,576
Qualicorp SA (a)	203,000	2,082,923
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	333,723	$ 18,688,488
WellPoint, Inc.	15,200	931,456
		46,440,667
TOTAL HEALTH CARE PROVIDERS & SERVICES		106,321,415
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(d)	54,500	3,503,805
Cerner Corp. (a)	157,200	11,977,068
HealthStream, Inc. (a)	40,950	1,045,863
		16,526,736
IT SERVICES - 0.9%
IT Consulting & Other Services - 0.9%
Maximus, Inc.	82,490	4,551,798
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	22,171	1,053,344
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	171,172	2,976,681
PHARMACEUTICALS - 34.9%
Pharmaceuticals - 34.9%
Cadence Pharmaceuticals, Inc. (a)(d)	195,819	693,199
Elan Corp. PLC sponsored ADR (a)	595,300	6,429,240
Eli Lilly & Co.	302,250	14,698,418
Endo Pharmaceuticals Holdings, Inc. (a)	323,900	9,282,974
Hi-Tech Pharmacal Co., Inc. (a)	47,900	1,501,665
Johnson & Johnson	206,000	14,588,920
Meda AB (A Shares)	216,600	2,215,669
Merck & Co., Inc.	1,012,480	46,199,460
Mylan, Inc. (a)	83,800	2,123,492
Optimer Pharmaceuticals, Inc. (a)(d)	202,154	1,928,549
Pacira Pharmaceuticals, Inc. (a)(d)	54,500	865,460
Pfizer, Inc.	1,371,488	34,108,907
Shire PLC sponsored ADR	82,800	6,987,492
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,900	1,693,598
UCB SA	48,700	2,840,513
Valeant Pharmaceuticals International, Inc. (Canada) (a)	121,904	6,810,757
ViroPharma, Inc. (a)	295,252	7,455,113
Warner Chilcott PLC	142,300	1,647,834
Watson Pharmaceuticals, Inc. (a)	154,240	13,256,928
XenoPort, Inc. (a)	219,100	1,803,193
		177,131,381

	Shares	Value
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Advisory Board Co. (a)	60,500	$ 2,873,750
SOFTWARE - 0.4%
Application Software - 0.4%
Nuance Communications, Inc. (a)	97,700	2,174,802
TOTAL COMMON STOCKS (Cost $419,676,776)		501,053,931
Convertible Preferred Stocks - 0.5%

HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	2,357,600
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.19% (b)	4,352,125	4,352,125
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,832,180	4,832,180
TOTAL MONEY MARKET FUNDS (Cost $9,184,305)		9,184,305
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $430,894,194)		512,595,836
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,498,203)
NET ASSETS - 100%		$ 507,097,633
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,357,600 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,843
Fidelity Securities Lending Cash Central Fund	23,145
Total	$ 26,988
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 501,053,931	$ 496,844,188	$ 4,209,743	$ -
Convertible Preferred Stocks	2,357,600	-	-	2,357,600
Money Market Funds	9,184,305	9,184,305	-	-
Total Investments in Securities:	$ 512,595,836	$ 506,028,493	$ 4,209,743	$ 2,357,600
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $431,717,879. Net unrealized appreciation aggregated $80,877,957, of which $95,679,687 related to appreciated investment securities and $14,801,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.809103.109

AFTF-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. (a)	18,951	$ 491,589
GeoEye, Inc. (a)	2,967	93,075
		584,664
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	12,300	345,999
CHEMICALS - 0.4%
Specialty Chemicals - 0.4%
JSR Corp.	176,300	3,021,150
COMMUNICATIONS EQUIPMENT - 6.3%
Communications Equipment - 6.3%
AAC Acoustic Technology Holdings, Inc.	351,500	1,256,321
Acme Packet, Inc. (a)	122,975	2,034,007
ADTRAN, Inc.	78,222	1,321,170
ADVA AG Optical Networking (a)	32,102	180,167
Aruba Networks, Inc. (a)(d)	113,307	2,058,788
Brocade Communications Systems, Inc. (a)	13,400	71,020
Ciena Corp. (a)(d)	157,044	1,948,916
Cisco Systems, Inc.	105,811	1,813,601
Comba Telecom Systems Holdings Ltd.	66,000	25,804
F5 Networks, Inc. (a)	24,223	1,997,913
Finisar Corp. (a)	224,481	2,586,021
Infinera Corp. (a)	103,200	507,744
JDS Uniphase Corp. (a)	13,117	127,104
Juniper Networks, Inc. (a)	38,746	642,021
Motorola Solutions, Inc.	30,087	1,554,896
NETGEAR, Inc. (a)	1,992	70,736
Polycom, Inc. (a)	146,520	1,468,130
QUALCOMM, Inc.	425,901	24,947,151
Research In Motion Ltd. (a)(d)	9,600	76,128
Riverbed Technology, Inc. (a)	470	8,681
Sandvine Corp. (a)	751,600	939,993
Sandvine Corp. (U.K.) (a)	554,200	660,323
Spirent Communications PLC	28,700	66,554
ZTE Corp. (H Shares)	329,720	464,583
		46,827,772
COMPUTERS & PERIPHERALS - 24.8%
Computer Hardware - 22.0%
3D Systems Corp. (a)(d)	36,826	1,601,931
Acer, Inc. (a)	565,000	437,145
Advantech Co. Ltd.	189,000	653,509
Apple, Inc.	253,740	151,000,669
ASUSTeK Computer, Inc.	8,000	85,724
Foxconn Technology Co. Ltd.	63,000	218,915
Getac Technology Corp.	453,000	204,711
Hewlett-Packard Co.	22,420	310,517
Lenovo Group Ltd.	3,832,000	3,080,414
Pegatron Corp. (a)	785,000	991,664

	Shares	Value
Quanta Computer, Inc.	317,000	$ 724,944
Stratasys, Inc. (a)	78,607	5,240,729
Wistron Corp.	298,200	286,358
		164,837,230
Computer Storage & Peripherals - 2.8%
ADLINK Technology, Inc.	2,300	2,343
Catcher Technology Co. Ltd.	14,000	60,870
EMC Corp. (a)	517,785	12,644,310
Fusion-io, Inc. (a)	43,200	1,019,520
Gemalto NV	5,226	471,584
NetApp, Inc. (a)	2,395	64,426
SanDisk Corp. (a)	143,236	5,981,535
SIMPLO Technology Co. Ltd.	2,000	9,860
Synaptics, Inc. (a)	3,081	71,356
Wacom Co. Ltd.	160	464,788
		20,790,592
TOTAL COMPUTERS & PERIPHERALS		185,627,822
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.3%
Educomp Solutions Ltd.	16,123	44,184
New Oriental Education & Technology Group, Inc. sponsored ADR (d)	137,500	2,318,250
		2,362,434
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Dynapack International Technology Corp.	14,000	50,805
ELECTRONIC EQUIPMENT & COMPONENTS - 2.9%
Electronic Components - 1.5%
Aeroflex Holding Corp. (a)	20,143	128,109
Amphenol Corp. Class A	166	9,982
AU Optronics Corp. (a)	421,000	159,392
AU Optronics Corp. sponsored ADR (a)	70,122	265,061
Cheng Uei Precision Industries Co. Ltd.	32,751	72,543
Chimei Innolux Corp. (a)	353,050	131,744
FLEXium Interconnect, Inc.	106	432
InvenSense, Inc.	65,610	734,832
Omron Corp.	4,000	79,669
Tong Hsing Electronics Industries Ltd.	901,000	3,130,828
TXC Corp.	684,000	1,189,565
Universal Display Corp. (a)(d)	123,848	4,059,737
Vishay Intertechnology, Inc. (a)	25,380	210,146
Yageo Corp.	2,014,000	583,308
Yaskawa Electric Corp.	54,000	386,922
Zhen Ding Technology Holding Ltd.	64,050	169,280
		11,311,550
Electronic Equipment & Instruments - 0.5%
Chroma ATE, Inc.	358,683	682,738
Hitachi High-Technologies Corp.	300	6,565
Keyence Corp.	350	92,860
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
National Instruments Corp.	15,746	$ 370,976
RealD, Inc. (a)(d)	12,949	121,073
SFA Engineering Corp.	1,435	58,699
SNU Precision Co. Ltd. (a)	7,370	29,032
Test Research, Inc.	19,214	31,442
TPK Holding Co. Ltd.	87,662	1,101,402
TPK Holding Co. Ltd. GDR (Reg. S) (a)	125,790	1,580,450
		4,075,237
Electronic Manufacturing Services - 0.8%
Benchmark Electronics, Inc. (a)	1,200	17,784
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,300	22,167
IPG Photonics Corp. (a)	2,200	116,776
Jabil Circuit, Inc.	134,480	2,331,883
Ju Teng International Holdings Ltd.	602,000	240,798
KEMET Corp. (a)	1,417	6,433
TE Connectivity Ltd.	7,774	250,167
Trimble Navigation Ltd. (a)	61,716	2,911,761
		5,897,769
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	53	1,867
Digital China Holdings Ltd. (H Shares)	139,000	233,877
Redington India Ltd.	57,478	86,583
VST Holdings Ltd.	980,000	171,973
WPG Holding Co. Ltd.	5,975	7,221
WT Microelectronics Co. Ltd.	17,509	21,189
		522,710
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		21,807,266
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	1,604,000	1,426,742
China Kanghui Holdings sponsored ADR (a)	200	6,120
Trauson Holdings Co. Ltd.	1,500,000	783,866
		2,216,728
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	5,900	379,311
Cerner Corp. (a)	5,499	418,969
So-net M3, Inc.	828	1,591,071
		2,389,351
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	17,000	21,738

	Shares	Value
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	180,000	$ 47,613
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Samsung Techwin Co. Ltd.	8,218	430,376
INTERNET & CATALOG RETAIL - 0.8%
Internet Retail - 0.8%
Amazon.com, Inc. (a)	6,602	1,537,078
E-Commerce China Dangdang, Inc. ADR (a)	260	983
Expedia, Inc.	4,386	259,432
Rakuten, Inc.	363,800	3,272,058
Start Today Co. Ltd.	48,200	528,914
TripAdvisor, Inc.	2,394	72,514
		5,670,979
INTERNET SOFTWARE & SERVICES - 13.1%
Internet Software & Services - 13.1%
Active Network, Inc. (a)	64,340	570,052
Akamai Technologies, Inc. (a)	58,527	2,223,441
Baidu.com, Inc. sponsored ADR (a)	559	59,601
Bankrate, Inc. (a)	26,500	284,345
Bazaarvoice, Inc. (d)	2,800	35,728
Cornerstone OnDemand, Inc. (a)	60,000	1,679,400
DealerTrack Holdings, Inc. (a)	12,300	336,159
E2open, Inc.	29,100	509,250
eBay, Inc. (a)	440,598	21,276,477
ExactTarget, Inc.	97,700	2,278,364
Facebook, Inc.:
Class A (d)	37,006	781,382
Class B (a)(f)	37,876	719,777
Google, Inc. Class A (a)	77,004	52,345,009
INFO Edge India Ltd.	35,836	233,379
Kakaku.com, Inc.	11,100	380,289
LogMeIn, Inc. (a)	21,396	528,053
Mail.ru Group Ltd. GDR (e)	1,800	60,030
MercadoLibre, Inc.	9,134	766,982
Millennial Media, Inc. (d)	117,024	1,875,895
NHN Corp.	34	7,874
Open Text Corp. (a)	100	5,375
Qihoo 360 Technology Co. Ltd. ADR (a)	3,000	61,710
Rackspace Hosting, Inc. (a)	40,569	2,583,840
Renren, Inc. ADR (a)(d)	5,900	19,293
Responsys, Inc. (a)	176,739	1,580,047
SciQuest, Inc. (a)	92,613	1,405,865
SINA Corp. (a)	1,526	83,365
SouFun Holdings Ltd. ADR (d)	17,984	324,971
Tencent Holdings Ltd.	71,100	2,513,713
Velti PLC (a)	10,736	78,373
VeriSign, Inc. (a)	1,590	58,941
Vocus, Inc. (a)	65,264	1,158,436
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
XO Group, Inc. (a)	5,200	$ 41,860
Yahoo!, Inc. (a)	4,568	76,788
Yandex NV (a)	27,976	651,281
YouKu.com, Inc. ADR (a)	3,604	71,359
		97,666,704
IT SERVICES - 8.6%
Data Processing & Outsourced Services - 5.3%
Automatic Data Processing, Inc.	1,366	78,941
Fidelity National Information Services, Inc.	25,505	838,349
Fiserv, Inc. (a)	9,900	741,906
Global Payments, Inc.	32,400	1,385,100
Jack Henry & Associates, Inc.	20,492	778,696
MasterCard, Inc. Class A	7,358	3,391,523
Paychex, Inc.	2,300	74,589
Syntel, Inc.	7,600	453,036
VeriFone Systems, Inc. (a)	1,944	57,620
Visa, Inc. Class A	229,159	31,798,103
		39,597,863
IT Consulting & Other Services - 3.3%
Accenture PLC Class A	64,476	4,346,327
Bit-isle, Inc.	1,600	14,892
Camelot Information Systems, Inc. ADR (a)	145	190
ChinaSoft International Ltd. (a)	20,000	4,903
Cognizant Technology Solutions Corp. Class A (a)	11,239	749,079
HiSoft Technology International Ltd. ADR (a)	11,117	115,506
IBM Corp.	71,238	13,857,928
InterXion Holding N.V. (a)	10,000	213,700
ServiceSource International, Inc. (a)(d)	479,581	4,321,025
Teradata Corp. (a)	10,046	686,242
Virtusa Corp. (a)	16,100	276,276
		24,586,068
TOTAL IT SERVICES		64,183,931
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	8,306	394,618
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	387,387
		782,005
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	190,000	891,133
Fanuc Corp.	100	15,921
HIWIN Technologies Corp.	85,959	553,245

	Shares	Value
Mirle Automation Corp.	95,738	$ 60,799
Nippon Thompson Co. Ltd.	76,000	262,758
Shin Zu Shing Co. Ltd.	434,000	1,500,650
		3,284,506
MEDIA - 0.6%
Advertising - 0.5%
Dentsu, Inc.	200	4,718
Focus Media Holding Ltd. ADR	159,783	3,767,683
ReachLocal, Inc. (a)	1,558	19,226
		3,791,627
Cable & Satellite - 0.1%
DIRECTV (a)	14,890	761,028
DISH Network Corp. Class A	2,428	86,510
		847,538
Movies & Entertainment - 0.0%
IMAX Corp. (a)	6,530	147,513
TOTAL MEDIA		4,786,678
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	53,665
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,259,250	726,298
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. (a)	8,600	223,342
IHS, Inc. Class A (a)	6,800	573,852
		797,194
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	61,629	250,214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.9%
Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	5,757	67,990
Amkor Technology, Inc. (a)(d)	1,594	6,886
Applied Materials, Inc.	61,166	648,360
Asia Pacific Systems, Inc. (a)	8,931	54,963
ASM International NV:
unit	63,458	2,012,888
(Netherlands)	37,200	1,176,007
ASML Holding NV	14,684	807,179
Dainippon Screen Manufacturing Co. Ltd. (d)	18,000	108,906
Entegris, Inc. (a)	106,908	877,715
GCL-Poly Energy Holdings Ltd.	32,000	5,698
GT Advanced Technologies, Inc. (a)(d)	1,264	5,486
ICD Co. Ltd.	5,573	67,981
Lam Research Corp. (a)	1,989	70,411
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)	679	$ 5,901
Teradyne, Inc. (a)	41,920	612,870
Ultratech, Inc. (a)	59,227	1,830,707
Visual Photonics Epitaxy Co. Ltd.	248,800	261,065
		8,621,013
Semiconductors - 14.7%
Advanced Micro Devices, Inc. (a)	1,157	2,372
ALI Corp.	140,000	151,934
Alpha & Omega Semiconductor Ltd. (a)	8,432	71,841
Altera Corp.	432,018	13,167,909
Analog Devices, Inc.	1,873	73,253
Applied Micro Circuits Corp. (a)	157,393	912,879
ARM Holdings PLC sponsored ADR	3,019	97,665
Atmel Corp. (a)	11,522	53,750
Avago Technologies Ltd.	41,859	1,382,603
Broadcom Corp. Class A	155,921	4,916,969
Canadian Solar, Inc. (a)	32	83
Cavium, Inc. (a)(d)	148,343	4,922,021
Chipbond Technology Corp.	230,000	389,764
Cirrus Logic, Inc. (a)	80,559	3,283,585
Cree, Inc. (a)(d)	479,416	14,540,687
Cypress Semiconductor Corp.	5,622	55,714
Dialog Semiconductor PLC (a)	3,866	76,867
Diodes, Inc. (a)	370	5,609
Duksan Hi-Metal Co. Ltd. (a)	4,508	84,345
Epistar Corp.	907,000	1,443,872
Fairchild Semiconductor International, Inc. (a)	565	6,644
Freescale Semiconductor Holdings I Ltd. (a)	692	6,186
Genesis Photonics, Inc.	15,894	10,855
Hittite Microwave Corp. (a)	7,200	407,808
Imagination Technologies Group PLC (a)	226,446	1,668,541
Infineon Technologies AG	10,500	71,450
Inotera Memories, Inc. (a)	6,116,000	831,240
Inphi Corp. (a)	41,784	349,732
International Rectifier Corp. (a)	19,349	299,716
Intersil Corp. Class A	110,823	781,302
JA Solar Holdings Co. Ltd. ADR (a)	40,931	28,304
LSI Corp. (a)	179,801	1,231,637
MagnaChip Semiconductor Corp. (a)	6,064	68,220
Marvell Technology Group Ltd.	566	4,466
MediaTek, Inc.	759,522	8,437,689
Mellanox Technologies Ltd. (a)	17,000	1,308,490
Micrel, Inc.	7,241	70,165
Micron Technology, Inc. (a)	1,285,505	6,973,865
Microsemi Corp. (a)	4,100	78,720
Monolithic Power Systems, Inc. (a)	155,389	3,019,208
MStar Semiconductor, Inc.	143,000	1,211,657
Novatek Microelectronics Corp.	656,000	2,470,387
NVIDIA Corp. (a)	6,070	72,658

	Shares	Value
NXP Semiconductors NV (a)	157,402	$ 3,818,573
O2Micro International Ltd. sponsored ADR (a)	14,600	46,282
Omnivision Technologies, Inc. (a)	184,948	2,644,756
ON Semiconductor Corp. (a)	9,446	58,093
Phison Electronics Corp.	61,000	468,829
PMC-Sierra, Inc. (a)	59,184	276,981
Power Integrations, Inc.	42,100	1,245,318
Radiant Opto-Electronics Corp.	15,550	64,681
Rambus, Inc. (a)	156,707	758,462
RDA Microelectronics, Inc. sponsored ADR	16,410	178,049
Realtek Semiconductor Corp.	283,000	532,865
RF Micro Devices, Inc. (a)	487,473	2,149,756
Samsung Electronics Co. Ltd.	141	169,409
Semtech Corp. (a)	28,800	719,136
Seoul Semiconductor Co. Ltd.	11,191	211,951
Silicon Laboratories, Inc. (a)	1,700	68,714
Silicon Motion Technology Corp. sponsored ADR (a)(d)	76,070	1,041,398
SK Hynix, Inc.	144,720	3,298,382
Skyworks Solutions, Inc. (a)	111,269	2,603,695
Spreadtrum Communications, Inc. ADR (d)	535,004	12,331,842
STMicroelectronics NV	68,000	400,504
STMicroelectronics NV (NY Shares) unit (d)	173,700	1,023,093
Taiwan Surface Mounting Technology Co. Ltd.	107,320	159,455
Texas Instruments, Inc.	2,850	80,057
Trina Solar Ltd. (a)	10,094	41,890
TriQuint Semiconductor, Inc. (a)	137,092	644,332
United Microelectronics Corp.	4,000	1,483
Vanguard International Semiconductor Corp.	17,000	11,029
Win Semiconductors Corp.	1,358	1,385
Xilinx, Inc.	244	7,993
YoungTek Electronics Corp.	1,156	2,375
		110,103,430
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		118,724,443
SOFTWARE - 16.4%
Application Software - 9.7%
Adobe Systems, Inc. (a)	2,286	77,724
ANSYS, Inc. (a)	29,253	2,073,453
AsiaInfo-Linkage, Inc. (a)	267,953	2,679,530
Aspen Technology, Inc. (a)	171,002	4,237,430
Autodesk, Inc. (a)	24,542	781,417
AutoNavi Holdings Ltd. ADR (a)	5,621	60,313
Blackbaud, Inc.	13,200	313,764
BroadSoft, Inc. (a)(d)	74,327	2,840,778
Citrix Systems, Inc. (a)	100,340	6,202,015
Compuware Corp. (a)	78,100	676,346
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Comverse Technology, Inc. (a)	47,105	$ 310,422
Concur Technologies, Inc. (a)	44,974	2,978,628
Descartes Systems Group, Inc. (a)	139,200	1,212,556
Informatica Corp. (a)	74,536	2,022,907
Intuit, Inc.	1,366	81,168
JDA Software Group, Inc. (a)	12,441	474,500
Jive Software, Inc. (d)	130,320	1,459,584
Kingdee International Software Group Co. Ltd. (a)	13,250,800	2,752,729
Manhattan Associates, Inc. (a)	97	5,820
MicroStrategy, Inc. Class A (a)	18,560	1,753,363
Nuance Communications, Inc. (a)	209,814	4,670,460
Parametric Technology Corp. (a)	200,085	4,037,715
Pegasystems, Inc. (d)	83,752	1,965,659
PROS Holdings, Inc. (a)	8,633	166,876
QLIK Technologies, Inc. (a)	79,587	1,465,197
RealPage, Inc. (a)	4,600	100,418
salesforce.com, Inc. (a)	144,353	21,072,651
SolarWinds, Inc. (a)	15,214	769,676
Splunk, Inc.	200	5,610
Synchronoss Technologies, Inc. (a)	92,548	1,896,309
Synopsys, Inc. (a)	2,500	80,500
TIBCO Software, Inc. (a)	81,566	2,056,279
TiVo, Inc. (a)	8,000	81,200
VanceInfo Technologies, Inc. ADR (a)	78,953	601,622
Workday, Inc.	4,600	223,100
		72,187,719
Home Entertainment Software - 1.0%
Activision Blizzard, Inc.	6,400	69,696
Capcom Co. Ltd.	67,300	1,282,266
Giant Interactive Group, Inc. ADR (d)	548,929	2,826,984
Nintendo Co. Ltd.	600	77,264
Perfect World Co. Ltd. sponsored ADR Class B	260,917	2,773,548
Take-Two Interactive Software, Inc. (a)	64,262	716,521
		7,746,279
Systems Software - 5.7%
Allot Communications Ltd. (a)	20,200	471,872
BMC Software, Inc. (a)	40,681	1,655,717
Check Point Software Technologies Ltd. (a)	1,413	62,921
CommVault Systems, Inc. (a)	41,844	2,613,995
Fortinet, Inc. (a)	15,842	306,860
Infoblox, Inc.	3,000	49,830
Insyde Software Corp.	304,000	897,117
Microsoft Corp.	2,790	79,613
NetSuite, Inc. (a)	39,618	2,516,139
Oracle Corp.	371,725	11,542,061
Progress Software Corp. (a)	22,278	439,322
Red Hat, Inc. (a)	154,459	7,594,749
ServiceNow, Inc.	1,800	55,170

	Shares	Value
Sourcefire, Inc. (a)	8,743	$ 374,113
Symantec Corp. (a)	324,650	5,905,384
Totvs SA	80,000	1,626,745
VMware, Inc. Class A (a)	79,150	6,709,546
		42,901,154
TOTAL SOFTWARE		122,835,152
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	76,929	5,125,779
TOTAL COMMON STOCKS (Cost $662,441,147)		690,621,266
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,249,553
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	2,179,000	2,057,793
TOTAL CONVERTIBLE BONDS (Cost $3,233,102)		3,307,346
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $122,040)	120,442	120,442
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	47,867,960	47,867,960
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	27,857,897	27,857,897
TOTAL MONEY MARKET FUNDS (Cost $75,725,857)		75,725,857
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $741,522,146)		769,774,911
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(21,957,026)
NET ASSETS - 100%		$ 747,817,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,030 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $840,219 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 947,157
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 123,484
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,339
Fidelity Securities Lending Cash Central Fund	61,039
Total	$ 90,378
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 690,621,266	$ 689,340,110	$ 1,281,156	$ -
Convertible Bonds	3,307,346	-	3,307,346	-
Master Notes	120,442	-	-	120,442
Money Market Funds	75,725,857	75,725,857	-	-
Total Investments in Securities:	$ 769,774,911	$ 765,065,967	$ 4,588,502	$ 120,442

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 12,491,203
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $747,599,256. Net unrealized appreciation aggregated $22,175,655, of which $89,684,785 related to appreciated investment securities and $67,509,130 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and master notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012